Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Material Accounting Policies [Abstract]
Schedule of Material Subsidiaries

		Place of	Ownership
Name of subsidiaries	Principal activity	incorporation	interest	Mineral properties
Henan Huawei Mining Co. Ltd. (“Henan Huawei”)	Trade	China	80.0%	Ying Mining District
Henan Found Mining Co. Ltd. (“Henan Found”)	Mining	China	77.5%
Xinshao Yunxiang Mining Co., Ltd. (“Yunxiang”)	Mining	China	70.0%	BYP
Guangdong Found Mining Co. Ltd. (“Guangdong Found”)	Mining	China	99.0%	GC
Henan Xinbaoyuan Mining Co., Ltd. (“Xinbaoyuan”)	Mining	China	77.5%	Kuanping
Curimining S.A	Mining	Ecuador	75.0%	El Domo
Condormine S.A	Mining	Ecuador	98.7%	Condor
Chaarat ZAAV CJSC	Mining	Kyrgyzstan	100.0%	Tulkubash/Kyzyltash

Schedule of Details of Company's Associate

			Proportion of ownership interest held
Name of associate	Principal activity	Country of incorporation	3/31/2026
New Pacific Metals Corp.	Mining	Canada	27.8%
Tincorp Metals Inc.	Mining	Canada	29.1%

Schedule of Estimated Useful Lives

Buildings	20 years
Office equipment	5 years
Machinery	5-10 years
Motor vehicles	5 years
Land use rights	50 years
Leasehold improvements	Lesser of useful life or term of the lease